Note 19 - Equity Incentive Plan - Schedule of Weighted-average Black-Scholes Fair Value Assumptions (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Expected dividends	1.85%	1.53%	1.56%
Expected term (in years) (Year)	7 years 9 months 10 days	9 years 1 month 17 days	7 years 4 months 17 days
Expected stock price volatility	37.00%	36.00%	31.00%
Risk-free rate	3.03%	1.45%	0.52%